Leases	12 Months Ended
Dec. 31, 2024
Leases Disclosures [Abstract]
Leases	Note 25. Leases
Accounting policies
  Leases
A lease is defined as a contract that conveys the right
to control the use of an identified asset for a period of
time in exchange for consideration. At the date at
which the underlying asset is made available for
Equinor, the present value of future lease payments
(including extension options considered reasonably
certain to be exercised) is recognised as a lease
liability. The present value is calculated using
Equinor’s incremental borrowing rate. A
corresponding right-of-use (RoU) asset is recognised,
including lease payments and direct costs incurred at
the commencement date. Lease payments are
reflected as interest expense and a reduction of lease
liabilities. The RoU assets are depreciated over the
shorter of each contract’s term and the assets’ useful
life.
Short term leases (12 months or less) and leases of
low value assets are expensed or (if appropriate)
capitalised as incurred, depending on the activity in
which the leased asset is used.
Many of Equinor’s lease contracts, such as rig and
vessel leases, involve several additional services and
components, including personnel cost, maintenance,
drilling related activities, and other items. For a
number of these contracts, the additional services
represent a not inconsiderable portion of the total
contract value. Non-lease components within lease
contracts are accounted for separately for all
underlying classes of assets and reflected in the
relevant expense category or (if appropriate)
capitalised as incurred, depending on the activity
involved.
Accounting judgement regarding leases
In the oil and gas industry, where activity frequently is
carried out through joint arrangements or similar
arrangements, the application of IFRS 16 Leases
requires evaluations of whether the joint arrangement
or its operator is the lessee in each lease agreement
and consequently whether such contracts should be
reflected gross (100%) in the operator’s financial
statements, or according to each joint operation
partner’s proportionate share of the lease.
In many cases where an operator is the sole signatory
to a lease contract of an asset to be used in the
activities of a specific joint operation, the operator
does so implicitly or explicitly on behalf of the joint
arrangement. In certain jurisdictions, and importantly
for Equinor as this includes the Norwegian continental
shelf (NCS), the concessions granted by the authorities
establish both a right and an obligation for the
operator to enter into necessary agreements in the
name of the joint operations (licences).
As is the customary norm in upstream activities
operated through joint arrangements, the operator will
manage the lease, pay the lessor, and subsequently re-
bill the partners for their share of the lease costs.
In each such instance, it is necessary to determine
whether the operator is the sole lessee in the external
lease arrangement, and if so, whether the billings to
partners may represent sub-leases, or whether it is in
fact the joint arrangement which is the lessee, with
each participant accounting for its proportionate
share of the lease. Where all partners in a licence are
considered to share the primary responsibility for lease
payments under a contract, Equinor’s proportionate
share of the related lease liability and RoU asset will be
recognised net by Equinor. When Equinor is considered
to have the primary responsibility for the full external
lease payments, the lease liability is recognised gross
(100%).
Equinor leases certain assets, notably drilling rigs,
transportation vessels, storages and office facilities
for operational activities. Equinor has the primary
responsibility for the full external lease payments in
the majority of the lease contracts, and the use of
leases serves operational purposes rather than as a
tool for financing.
Equinor recognised revenues of USD 269 million in
2024 and USD 337 million in 2023 related to lease
costs recovered from licence partners related to
lease contracts being recognised gross by Equinor.
Commitments relating to lease contracts which had
not yet commenced at year-end are included within
note 26 Other commitments, contingent liabilities and
contingent assets.
A maturity profile based on undiscounted contractual
cash flows for lease liabilities is disclosed in note 4
Financial risk and capital management.

Information related to lease payments and lease liabilities
(in USD million)		2024		2023

Lease liabilities at 1 January		3,570		3,668
New leases, including remeasurements and cancellations		1,595		1,379
Gross lease payments	(1,682)		(1,590)
Lease interest	167		139
Lease repayments	(1,515)	(1,515)	(1,452)	(1,452)
Foreign currency translation effects		(141)		(25)

Lease liabilities at 31 December		3,510		3,570

Current lease liabilities		1,249		1,279
Non-current lease liabilities		2,261		2,290

Non-current lease liabilities maturity profile
	At 31 December
(in USD million)	2024	2023

Year 2 and 3	1,165	1,343
Year 4 and 5	431	470
After 5 years	665	478

Total repayment of non-current lease liabilities	2,261	2,290
The Right of use assets are included within the line
item Property, plant and equipment in the
Consolidated balance sheet. See also note 12
Property, plant and equipment.